INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax [Line Items]
"Approved Enterprise" tax rate	25.00%
Tax exempt period, "Approved Enterprise" entities	2 years
Tax reduction period, "Approved Enterprise" entities	5 years
Tax reduction period, extension for "Foreign Investors Company"	3 years
Dividend distributions, income tax withholding, percentage	15.00%
Percent of "Approved Enterprise" income to be derived from export	25.00%
Israeli statutory tax rate	25.00%
Israeli Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 108,180
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 14,387
2011-2012 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	15.00%
2013-2014 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	12.50%
2015 and thereafter [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	12.00%
Commencement of Production [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use	12 years
Approval Date [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use	14 years
Development Area A [Member] | 2011-2012 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	10.00%
Development Area A [Member] | 2013-2014 [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	7.00%
Development Area A [Member] | 2015 and thereafter [Member]
Income Tax [Line Items]
Amended Israeli preferrential tax rate	6.00%
Effective January 1, 2014 [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage	20.00%
Israeli statutory tax rate	26.50%
Minimum [Member]
Income Tax [Line Items]
"Foreign Investors Company" tax rate	10.00%
Maximum [Member]
Income Tax [Line Items]
"Foreign Investors Company" tax rate	25.00%